Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,652,596	$ 4,343,923
Allowance for credit loss	(1,003,799)	(1,011,601)
Accounts receivable, net	$ 1,648,797	$ 3,332,322